CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities
Net income	$ 11,138	$ 7,709	$ 2,059
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,519	1,523	1,709
(Reversal of) provision for credit losses, net	(67)	76	(229)
Allowance for obsolete inventories, net	(54)	(24)	116
(Gain) loss on disposal of property, plant and equipment	(38)	74	(18)
Unrealized holding loss (gain) on marketable securities	(3,163)	(952)	3,973
Gain on sales of marketable securities	(1,470)		(581)
Deferred income tax benefit	(21)	(165)	(178)
Scrip dividend received	(73)
Changes in operating assets and liabilities:
Accounts receivable	2,139	3,642	2,720
Inventories	2,721	5,220	6,378
Prepaid expenses and other current assets	(384)	(79)	777
Accounts payable	530	(1,739)	(2,889)
Accrued payroll and employee benefits	620	(784)	332
Customer deposits	346	(504)	(127)
Other accrued liabilities	(222)	(753)	(961)
Income taxes payable	13	(36)	(83)
Net cash provided by operating activities	13,534	13,208	12,998
Cash flows from investing activities
Purchase of property, plant and equipment	(332)	(381)	(792)
Proceeds from sale of property, plant and equipment, net of transaction costs	69	232	67
Purchase of marketable securities	(3,090)	(1,352)	(3,469)
Proceeds from sales of marketable securities	5,647		3,854
Decrease (increase) of fixed deposits with original maturities over three months	(5,452)	(10,926)	1,301
(Increase) decrease of fixed deposits with original maturities over twelve months	38	1,154	(2,076)
(Increase) decrease in held-to-maturity investment	5,157	(5,157)
Net cash (used in) generated by investing activities	2,037	(16,430)	(1,115)
Cash flows from financing activities
Dividends paid	(3,188)	(3,188)	(3,188)
Net cash used in financing activities	(3,188)	(3,188)	(3,188)
Net increase (decrease) in cash and cash equivalents	12,383	(6,410)	8,695
Cash and cash equivalents, beginning of year	15,750	22,160	13,465
Cash and cash equivalents, end of year	28,133	15,750	22,160
Supplementary disclosures of cash flow information:
Interest
Income taxes	$ 156	$ 227	$ 418